Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	84 Months Ended
	May 31, 2026	May 31, 2026
C000240930_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptors ETF
C000240930_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000240930_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,570
C000240930_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,007
C000240930_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,046
C000240930_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,851
C000240930_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,404
C000240930_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,811
C000240930_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240930_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240930_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240930_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240930_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240930_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240930_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240930_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,792
C000240929_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Technology ETF
C000240929_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240929_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,490
C000240929_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,169
C000240929_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,019
C000240929_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,635
C000240929_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,335
C000240929_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,887
C000240929_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Information Technology Equal Weighted Index
C000240929_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240929_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,010
C000240929_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,050
C000240929_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	13,334
C000240929_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,590
C000240929_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	14,193
C000240929_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	16,066
C000240929_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240929_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240929_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240929_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240929_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240929_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240929_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240929_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,792
C000240928_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Medicine ETF
C000240928_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240928_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,060
C000240928_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	13,100
C000240928_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,128
C000240928_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,176
C000240928_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,785
C000240928_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,764
C000240928_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Healthcare Equal Weighted Index
C000240928_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240928_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,932
C000240928_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,197
C000240928_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,893
C000240928_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,690
C000240928_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,520
C000240928_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	10,988
C000240928_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240928_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240928_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240928_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240928_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240928_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240928_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240928_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,792
C000240927_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Finance ETF
C000240927_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240927_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,860
C000240927_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,420
C000240927_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,678
C000240927_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	13,881
C000240927_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,298
C000240927_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,720
C000240927_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Financials Equal Weighted Index
C000240927_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240927_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,643
C000240927_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,079
C000240927_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,962
C000240927_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,597
C000240927_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,995
C000240927_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	23,117
C000240927_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240927_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240927_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240927_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240927_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240927_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240927_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240927_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,792
C000240926_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Communications ETF
C000240926_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240926_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,580
C000240926_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,249
C000240926_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	12,353
C000240926_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,959
C000240926_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,946
C000240926_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	21,469
C000240926_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Communication Services Equal Weighted Index
C000240926_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240926_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,902
C000240926_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	14,718
C000240926_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,998
C000240926_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,785
C000240926_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,056
C000240926_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	13,265
C000240926_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240926_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240926_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240926_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240926_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240926_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240926_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240926_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	20,792
C000240925_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Disruptive Automation ETF
C000240925_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240925_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,900
C000240925_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,342
C000240925_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	15,269
C000240925_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	16,957
C000240925_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	17,763
C000240925_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	19,797
C000240925_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Industrials Equal Weighted Index
C000240925_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240925_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,954
C000240925_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	16,031
C000240925_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,410
C000240925_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,366
C000240925_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	16,476
C000240925_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	18,775
C000240925_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Index
C000240925_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,000
C000240925_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,918
C000240925_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,530
C000240925_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	14,529
C000240925_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	14,708
C000240925_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	18,235
C000240925_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 20,792